Basis of preparation of condensed consolidated interim financial statements (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	5.5589		5.5589		4.8413
Average rate	5.2129	4.9485	5.0843	5.0744
Canada, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	4.0620		4.0620		3.6522
Average rate	3.8107	3.6860	3.7426	3.7654
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing rate	5.9547		5.9547		5.3516
Average rate	5.6132	5.3867	5.4969	5.4831